Statement of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in fair value of investments	$ 16,301,634	$ 10,919,544
Interest and dividend income	2,695,990	2,285,319
Total investment income	18,997,624	13,204,863
Contributions:
Participant	9,993,685	9,054,894
Rollover	2,623,113	1,792,812
Employer	5,157,434	4,700,789
Total contributions	17,774,232	15,548,495
Benefits paid to participants	(15,717,323)	(12,173,757)
Administrative fees	(315,180)	(389,566)
Net increase	20,739,353	16,190,035
Net assets available for benefits at beginning of year	115,343,734	99,153,699
Net assets available for benefits at end of year	$ 136,083,087	$ 115,343,734